Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

12027914

SEP 21 2012

Washington, DC 20549

September 21, 2012

CERTNYS

1-31456

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Genesee & Wyoming Inc., 5.00% Tangible Equity Units, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 21, 2012. Tentative listing date – September 24, 2012.

Sincerely,

[signature]

pmadho@nyx.com
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